Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Transamerica Market Participation Strategy VP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TRANSAMERICA MARKET PARTICIPATION STRATEGY VP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.

		During the most recent fiscal year, the portfolio turnover rate for the portfolio was 16% of the average value of its portfolio.Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the portfolio turnover rate.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio attempts to provide upside participation in the stock market when the stock market advances and to reduce declines in the portfolio’s value when the stock market declines.

The strategy is designed to provide upside equity participation while seeking to reduce downside risk over the course of a full market cycle. The portfolio will not invest directly in equity securities. The portfolio will gain equity exposure through investments in S&P 500® options and futures. The portfolio will also invest in U.S. Treasuries, U.S. agency bonds and bonds issued by supranational agencies.

The portfolio’s sub-adviser, Quantitative Management Associates LLC (the “sub-adviser”), will periodically rebalance the asset mix of U.S. Treasuries, U.S. agency bonds, bonds issued by supranational agencies and equity index options and futures to respond to changing market conditions and to achieve what it believes to be the optimal balance between risk and reward. When determining the allocation and when to rebalance, the sub-adviser will take into account, among other factors: interest rates, the portfolio’s equity exposure, the percentage of the portfolio invested in options, the current level of the S&P 500®, the volatility of S&P 500® options, bond and dividend yields, the delta of the portfolio’s options positions (which is a measure of the sensitivity of the portfolio’s option prices to changes in price of the S&P 500®), and time to maturity of the options. The sub-adviser will also consider internal research generated by its asset allocation team when evaluating the relative attractiveness of stocks versus bonds.

There are no limitations on the amounts of the portfolio’s assets that may be invested in fixed income or equity investments.

		The portfolio is non-diversified.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the portfolio's performance. There is no assurance the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio may take temporary defensive positions; in such a case, the portfolio will not be pursuing its principal investment strategies. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio. You may lose money if you invest in this portfolio.
  Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.
  Credit – If an issuer or guarantor of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the credit quality or value of any underlying assets declines, the value of your investment will decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default or are already in default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
  Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.
  Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
  Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.
  Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
  Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
  Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio's assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
  Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Market – The market prices of the portfolio's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio's investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.
  Non-Diversification – The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the portfolio invests its assets in a smaller number of issuers, the portfolio will be more susceptible to negative events affecting those issuers than a diversified fund.
  Portfolio Selection – The value of your investment may decrease if the sub-adviser's judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.
  Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.
  Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
  U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.
  Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.
  Zero Coupon Bonds – Zero coupon bonds pay no interest during the life of the obligation but trade at prices below their stated maturity value. Although these securities lock in a rate of return to maturity, they may be subject to greater fluctuations in market value than securities that pay interest periodically.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification – The portfolio is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the portfolio invests its assets in a smaller number of issuers, the portfolio will be more susceptible to negative events affecting those issuers than a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower. Absent any limitation of the portfolio’s expenses, total returns would be lower. Index returns are since the inception of the oldest share class.

		As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamericaseriestrust.com/content/Performance.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Service Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	12/31/2013	6.97%
Worst Quarter:	03/31/2014	-0.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2014)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Composite Benchmark consists of the following: Barclays U.S. Aggregate Bond Index, 50% and S&P 500®, 50%.
Transamerica Market Participation Strategy VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	468
10 years	rr_ExpenseExampleYear10	1,059
Transamerica Market Participation Strategy VP | Service
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
2013	rr_AnnualReturn2013	14.30%
2014	rr_AnnualReturn2014	8.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
1 Year	rr_AverageAnnualReturnYear01	8.04%
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2012
Transamerica Market Participation Strategy VP | S&P 500® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	18.48%
Transamerica Market Participation Strategy VP | Barclays U.S. Government 5-10 Year Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Transamerica Market Participation Strategy VP | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%